Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Summary quantitative data about entity's exposure to risk
The summary quantitative date about the Company's exposure to currency risk is as follows. Figures are the sterling values of balances in each currency:

	Year Ended December 31, 2016		Year Ended December 31, 2017
	USD	EUR	USD	EUR
	£'000s	£'000s	£'000s	£'000s
Cash and cash equivalents	10,631	242	16,806	301
Short term Investments	—	—	19,718	—
Trade and other payables	305	180	276	403

Disclosure of effect of changes in foreign exchange rates
A reasonably possible strengthening (weakening) of the Euro, US dollar, or Sterling against all other currencies at 31 December would have affected the measurement of the financial instruments denominated in a foreign currency and affected equity and profit and loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss and equity
	Strengthening	Weakening
December 31, 2017	£'000s	£'000s
EUR (5% movement)	35	(35)
USD (5% Movement)	1,840	(1,840)
December 31, 2016	£'000s	£'000s
EUR (5% movement)	21	(21)
USD (5% Movement)	547	(547)

Disclosure of cash and cash equivalents and short term investments
As of December 31, 2017, and December 31, 2016, cash and cash equivalents and short term investments were placed at the following banks:

Cash and Cash Equivalents	Year ended December 31, 2016	Credit rating	Year ended December 31, 2017	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	11,287	A3	16,623	A2
Lloyds Bank	28,447	A1	13,448	Aa3
Standard Chartered	—	—	1,242	A1
Wells Fargo	51	Aa1	130	Aa1
Total	39,785		31,443

Short Term Investments	Year ended December 31, 2016	Credit rating	Year ended December 31, 2017	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	—	—	15,316	A2
Lloyds Bank	—	—	11,036	Aa3
Standard Chartered	—	—	22,467	A1
Wells Fargo	—	—	—	Aa1
Total	—		48,819

Disclosure of financial instruments by type of interest rate
The Company's exposure to interest rate risk, which is the risk that the interest received will fluctuate as a result of changes in market interest rates on classes of financial assets and financial liabilities, was as follows:

	December 31, 2016		December 31, 2017
	Floating interest rate	Fixed Interest rate	Floating interest rate	Fixed Interest rate
	£'000s	£'000s	£'000s	£'000s
Financial asset
Cash deposits	11,338	28,447	25,720	5,723
Short Term Investments	—	—	—	48,819
Total	11,338	28,447	25,720	54,542

Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets
The following table provides an analysis of the Company's financial liabilities. The carrying value of all balances is equal to their fair value. The Company's maturity analysis for the derivative financial instrument from the issue of warrants is given in note 19.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS(1)
	£'000s	£'000s	£'000s	£'000s
At December 31, 2016
Trade payables	719	—	—	—
Other payables	54	—	—	—
Accruals	2,050	—	—	—
Contingent obligation	—	—	—	1,807
Total	2,823	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent obligation. See note 18.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS(1)
	£'000s	£'000s	£'000s	£'000s
At December 31, 2017
Trade payables	1,214	—	—	—
Other payables	74	—	—	—
Accruals	5,866	—	—	—
Contingent obligation	—	—	—	1,807
Total	7,154	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent obligation. See note 18.

Disclosure of fair value measurement of assets

	Level 3	Total
	£'000s	£'000s
At December 31, 2017
Derivative financial instrument	1,273	1,273
Total	1,273	1,273

Disclosure of fair value measurement of liabilities

	Level 3	Total
	£'000s	£'000s
At December 31, 2017
Derivative financial instrument	1,273	1,273
Total	1,273	1,273

December 31, 2017
Derivative financial instrument
£'000s
At January 1	7,923
Fair value adjustments - non cash	(6,650)
At December 31	1,273

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Movements in Level 3 items during the years ended December 31, 2016, and 2017 are as follows:

Derivative financial instrument	2016	2017
	£'000s	£'000s
At January 1	—	7,923
Initial recognition of derivative financial instrument	8,991	—
Fair value adjustments recognized in profit and loss	(1,068)	(6,650)
At December 31	7,923	1,273